Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Composition of Net Loans Receivable (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loans		$ 630,761	$ 411,866
Deferred loan fees and costs		(1,219)	(2,638)
Allowance for loan losses		(7,678)	(5,262)	$ (3,061)
Net Loans		621,864	403,966
Real Estate Portfolio Segment [Member]
Loans		471,690	282,246
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Loans		18,070	9,779
Allowance for loan losses		(123)	(73)	(88)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Loans		39,315	38,752
Allowance for loan losses		(295)	(292)	(362)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
Loans		57,385	48,531
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Loans		46,909	29,344
Allowance for loan losses		(451)	(249)	(229)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Loans		333,540	183,822
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Loans		28,938	15,843
Allowance for loan losses		(304)	(119)	(62)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Loans		4,918	4,706
Allowance for loan losses		(33)	(29)	$ (20)
Commercial Portfolio Segment [Member]
Loans	[1]	159,069	129,608
Consumer Portfolio Segment [Member]
Loans		$ 2	$ 12

[1]	Includes $3.0 million and $42.6 million of PPP loans at September 30, 2022 and December 31, 2021, respectively.